PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 598,925	¥ 593,615
Balance at end of year	630,700	598,925	¥ 593,615
Provision of obligations for dismantlement of oil and gas properties, current	4,277	2,163	1,563
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,984,437	1,892,844
Additions	7,951	7,878
Transferred from construction in progress	121,967	111,026
Reclassifications	0	0
Invest into the joint ventures and associated companies	(214)	(196)
Reclassification to other long-term assets	(1,533)	(1,714)
Disposals	(18,428)	(24,309)
Exchange adjustments	4,296	(1,092)
Balance at end of year	2,098,476	1,984,437	1,892,844
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,385,512)	(1,299,229)
Reclassifications	0	0
Invest into the joint ventures and associated companies	80	138
Reclassification to other long-term assets	225	259
Exchange adjustments	(3,914)	990
Depreciation for the year	(86,178)	(92,824)
Impairment losses for the year	(5,082)	(9,420)
Written back on disposals	12,605	14,574
Balance at end of year	(1,467,776)	(1,385,512)	(1,299,229)
Plants and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	74,999	75,010
Balance at end of year	79,637	74,999	75,010
Plants and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	143,165	138,550
Additions	146	509
Transferred from construction in progress	8,832	5,487
Reclassifications	1,042	646
Invest into the joint ventures and associated companies	(64)	(8)
Reclassification to other long-term assets	(66)	(665)
Disposals	(830)	(1,297)
Exchange adjustments	207	(57)
Balance at end of year	152,432	143,165	138,550
Plants and buildings | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(68,166)	(63,540)
Reclassifications	(259)	(185)
Invest into the joint ventures and associated companies	20	5
Reclassification to other long-term assets	25	82
Exchange adjustments	(101)	29
Depreciation for the year	(4,736)	(4,586)
Impairment losses for the year	(312)	(742)
Written back on disposals	734	771
Balance at end of year	(72,795)	(68,166)	(63,540)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	132,207	136,872
Impairment losses for the year	2,891	2,467
Balance at end of year	143,107	132,207	136,872
Oil and gas properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	793,045	757,592
Additions	4,277	2,192
Transferred from construction in progress	40,397	40,357
Reclassifications	(289)	(617)
Invest into the joint ventures and associated companies	0	0
Reclassification to other long-term assets	(50)	(22)
Disposals	(429)	(5,517)
Exchange adjustments	3,768	(940)
Balance at end of year	840,719	793,045	757,592
Oil and gas properties | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(660,838)	(620,720)
Reclassifications	209	410
Invest into the joint ventures and associated companies	0	0
Reclassification to other long-term assets	40	7
Exchange adjustments	(3,616)	904
Depreciation for the year	(31,059)	(39,670)
Impairment losses for the year	(2,754)	(1,904)
Written back on disposals	406	135
Balance at end of year	(697,612)	(660,838)	(620,720)
Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	391,719	381,733
Balance at end of year	407,956	391,719	381,733
Equipment, machinery and others | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,048,227	996,702
Additions	3,528	5,177
Transferred from construction in progress	72,738	65,182
Reclassifications	(753)	(29)
Invest into the joint ventures and associated companies	(150)	(188)
Reclassification to other long-term assets	(1,417)	(1,027)
Disposals	(17,169)	(17,495)
Exchange adjustments	321	(95)
Balance at end of year	1,105,325	1,048,227	996,702
Equipment, machinery and others | Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(656,508)	(614,969)
Reclassifications	50	(225)
Invest into the joint ventures and associated companies	60	133
Reclassification to other long-term assets	160	170
Exchange adjustments	(197)	57
Depreciation for the year	(50,383)	(48,568)
Impairment losses for the year	(2,016)	(6,774)
Written back on disposals	11,465	13,668
Balance at end of year	¥ (697,369)	¥ (656,508)	¥ (614,969)